Related Parties Transactions - Summary of Total Remuneration Recorded for Members of the Board of Directors and Executive Committee (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits (including base and variable cash remuneration)	$ 4,301	$ 3,388
Post-employment benefits	42	272
Share-based payments	6,326	4,038
Total	$ 10,669	$ 7,698